Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® International Fund

January 31, 2020

ZNL-QTLY-0320
1.9881585.102

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 1.7%
Beacon Lighting Group Ltd.	9,875	$7,173
Commonwealth Bank of Australia	6,086	344,574
CSL Ltd.	3,980	818,561
Imdex Ltd.	10,528	10,176
Macquarie Group Ltd.	2,498	238,685

TOTAL AUSTRALIA		1,419,169

Austria - 0.2%
Erste Group Bank AG	5,341	196,421
Bailiwick of Jersey - 0.9%
Experian PLC	11,751	409,029
Glencore Xstrata PLC	71,191	208,205
Integrated Diagnostics Holdings PLC (a)	5,586	24,578
WPP PLC	9,886	122,918

TOTAL BAILIWICK OF JERSEY		764,730

Belgium - 0.7%
Barco NV	272	67,723
KBC Ancora	902	44,996
KBC Groep NV	6,512	478,539

TOTAL BELGIUM		591,258

Brazil - 1.5%
BM&F BOVESPA SA	16,500	185,705
IRB Brasil Resseguros SA	38,814	406,303
Natura & Co. Holding SA	22,659	251,743
Suzano Papel e Celulose SA	46,201	427,963

TOTAL BRAZIL		1,271,714

Canada - 6.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	22,634	756,462
Canadian National Railway Co.	5,970	557,889
Canadian Pacific Railway Ltd.	3,907	1,037,861
Constellation Software, Inc.	559	587,575
Franco-Nevada Corp.	4,779	543,226
McCoy Global, Inc. (b)	50	19
New Look Vision Group, Inc.	802	19,368
Nutrien Ltd.	7,080	302,213
Pason Systems, Inc.	11,807	117,767
PrairieSky Royalty Ltd.	11,081	121,494
Richelieu Hardware Ltd.	939	20,726
ShawCor Ltd. Class A	350	2,782
Suncor Energy, Inc.	10,232	312,743
The Toronto-Dominion Bank	14,149	781,969
Waste Connection, Inc. (Canada)	1,748	168,473

TOTAL CANADA		5,330,567

Cayman Islands - 5.0%
Airtac International Group	24,871	373,829
Alibaba Group Holding Ltd.	1,200	30,499
Alibaba Group Holding Ltd. sponsored ADR (b)	3,506	724,305
Baidu.com, Inc. sponsored ADR (b)	3,374	416,891
JD.com, Inc. sponsored ADR (b)	6,625	249,696
Li Ning Co. Ltd.	137,938	402,831
Meituan Dianping Class B (b)	19,779	250,399
Tencent Holdings Ltd.	35,791	1,706,880

TOTAL CAYMAN ISLANDS		4,155,330

China - 5.0%
AVIC Jonhon OptronicTechnology Co. Ltd.	43,510	232,807
C&S Paper Co. Ltd. (A Shares)	96,300	176,558
China Life Insurance Co. Ltd. (H Shares)	156,029	372,603
China Merchants Bank Co. Ltd. (H Shares)	133,615	644,233
China Petroleum & Chemical Corp. (H Shares)	552,830	291,132
Haier Smart Home Co. Ltd. (A Shares)	294,014	767,329
Industrial & Commercial Bank of China Ltd. (H Shares)	1,239,261	822,589
Ping An Insurance Group Co. of China Ltd. (H Shares)	10,370	117,263
Shenzhen Inovance Technology Co. Ltd. (A Shares)	112,683	465,603
Yantai Jereh Oilfield Services (A Shares)	52,480	270,878
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	13,020	38,250

TOTAL CHINA		4,199,245

Denmark - 0.5%
A.P. Moller - Maersk A/S Series B	99	118,381
Ambu A/S Series B	1,078	19,759
Jyske Bank A/S (Reg.)	463	17,646
Netcompany Group A/S (a)(b)	924	41,936
ORSTED A/S (a)	929	101,477
SimCorp A/S	487	54,100
Spar Nord Bank A/S	2,569	24,897

TOTAL DENMARK		378,196

Finland - 0.3%
Sampo Oyj (A Shares)	3,882	175,727
Tikkurila Oyj	3,580	61,382

TOTAL FINLAND		237,109

France - 6.7%
ALTEN	484	59,905
Atos Origin SA	1,926	160,501
AXA SA	19,504	518,642
Bouygues SA	3,802	150,659
Capgemini SA	1,513	188,522
Edenred SA	5,661	306,320
Elis SA	5,444	106,323
Laurent-Perrier Group SA	188	17,097
Legrand SA	3,150	252,930
LVMH Moet Hennessy Louis Vuitton SE	1,361	592,678
Natixis SA	26,035	110,386
Safran SA	2,999	485,436
Sanofi SA	4,875	470,137
Societe Generale Series A	8,179	264,670
SR Teleperformance SA	916	230,404
Thales SA	1,150	126,546
Total SA	15,069	733,721
Vetoquinol SA	413	26,566
VINCI SA	4,162	462,510
Vivendi SA	7,710	211,717
Worldline SA (a)(b)	1,461	103,296

TOTAL FRANCE		5,578,966

Germany - 6.8%
Bayer AG	5,572	447,184
CompuGroup Medical AG	1,380	91,064
CTS Eventim AG	755	47,100
Deutsche Borse AG	1,857	302,850
DIC Asset AG	1,225	22,960
Hannover Reuck SE	1,636	318,428
HeidelbergCement Finance AG	3,575	242,966
Infineon Technologies AG	7,500	161,122
Linde PLC	4,679	955,081
MTU Aero Engines Holdings AG	1,695	515,828
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	926	273,485
Nexus AG	419	15,939
Rheinmetall AG	1,361	145,991
SAP SE	8,437	1,098,761
Siemens AG	4,005	493,969
Vonovia SE	9,637	550,855
WashTec AG	359	20,266

TOTAL GERMANY		5,703,849

Greece - 0.0%
Motor Oil (HELLAS) Corinth Refineries SA	500	10,647
Hong Kong - 2.3%
AIA Group Ltd.	82,000	812,534
China Resources Beer Holdings Co. Ltd.	114,477	529,655
CNOOC Ltd. sponsored ADR	1,888	285,088
Hong Kong Exchanges and Clearing Ltd.	9,900	325,289

TOTAL HONG KONG		1,952,566

Hungary - 0.3%
Richter Gedeon PLC	10,308	221,611
India - 2.0%
Axis Bank Ltd.	11,000	111,971
Embassy Office Parks (REIT)	4,800	27,816
Housing Development Finance Corp. Ltd.	20,847	702,602
Jyothy Laboratories Ltd.	4,452	9,602
Larsen & Toubro Ltd.	12,850	245,462
Shree Cement Ltd.	1,140	366,208
Solar Industries India Ltd. (b)	11,900	211,092

TOTAL INDIA		1,674,753

Indonesia - 0.4%
PT Bank Mandiri (Persero) Tbk	421,646	230,554
PT Bank Rakyat Indonesia Tbk	420,580	136,733

TOTAL INDONESIA		367,287

Ireland - 0.9%
CRH PLC	7,858	295,043
CRH PLC sponsored ADR	11,345	426,459
FBD Holdings PLC	500	4,813

TOTAL IRELAND		726,315

Israel - 0.7%
Azrieli Group	191	14,114
Elbit Systems Ltd. (Israel)	2,838	435,882
Ituran Location & Control Ltd.	1,926	49,074
Strauss Group Ltd.	1,765	51,966
Tel Aviv Stock Exchange Ltd.	4,200	15,068

TOTAL ISRAEL		566,104

Italy - 1.7%
Assicurazioni Generali SpA	11,637	227,081
Enel SpA	67,717	590,243
Interpump Group SpA	6,875	194,125
Intesa Sanpaolo SpA	86,288	214,298
Mediobanca SpA	17,397	173,879

TOTAL ITALY		1,399,626

Japan - 14.0%
Ai Holdings Corp.	800	13,604
Aoki Super Co. Ltd.	600	14,403
Artnature, Inc.	1,700	12,162
Aucnet, Inc.	900	9,848
Azbil Corp.	12,300	331,691
Broadleaf Co. Ltd.	6,500	35,924
Central Automotive Products Ltd.	100	2,429
Century21 Real Estate Japan Ltd.	200	2,322
Coca-Cola West Co. Ltd.	800	21,057
Daiichikosho Co. Ltd.	1,200	58,293
Daikokutenbussan Co. Ltd.	600	19,590
DENSO Corp.	5,967	244,779
Fanuc Corp.	2,964	539,833
Funai Soken Holdings, Inc.	1,100	27,660
GCA Savvian Group Corp.	1,400	11,835
Goldcrest Co. Ltd.	2,300	39,538
Hitachi High-Technologies Corp.	2,607	186,400
Hoya Corp.	8,198	784,593
Ibiden Co. Ltd.	3,229	74,377
Idemitsu Kosan Co. Ltd.	5,591	139,542
Itochu Corp.	14,244	332,754
Iwatsuka Confectionary Co. Ltd.	100	3,844
Kao Corp.	2,498	199,233
Keyence Corp.	2,500	840,393
Kobayashi Pharmaceutical Co. Ltd.	500	40,259
Koshidaka Holdings Co. Ltd.	5,000	70,575
Kusuri No Aoki Holdings Co. Ltd.	500	30,106
Lasertec Corp.	3,000	146,869
Medikit Co. Ltd.	400	28,142
Minebea Mitsumi, Inc.	13,875	269,536
Miroku Jyoho Service Co., Ltd.	800	22,082
Misumi Group, Inc.	15,550	385,847
Mitsubishi Estate Co. Ltd.	7,212	141,243
Mitsubishi UFJ Financial Group, Inc.	77,765	399,294
Mitsuboshi Belting Ltd.	700	11,943
Mitsui Fudosan Co. Ltd.	5,448	144,293
Nabtesco Corp.	5,500	157,601
Nagaileben Co. Ltd.	2,400	51,575
Nihon Parkerizing Co. Ltd.	6,900	71,563
NS Tool Co. Ltd.	900	23,251
OBIC Co. Ltd.	2,689	366,407
Oracle Corp. Japan	1,823	157,794
ORIX Corp.	19,927	336,616
OSG Corp.	9,700	163,283
Paramount Bed Holdings Co. Ltd.	1,300	53,815
ProNexus, Inc.	1,587	17,323
Recruit Holdings Co. Ltd.	11,821	460,739
San-Ai Oil Co. Ltd.	3,600	35,936
Shin-Etsu Chemical Co. Ltd.	2,886	330,054
Shinsei Bank Ltd.	13,266	203,119
SHO-BOND Holdings Co. Ltd.	4,520	184,538
Shoei Co. Ltd.	1,500	68,219
SK Kaken Co. Ltd.	40	17,427
SoftBank Corp.	3,002	121,204
Software Service, Inc.	400	36,648
Sony Corp.	4,699	328,587
Sony Financial Holdings, Inc.	9,980	229,781
Sumitomo Mitsui Financial Group, Inc.	11,409	401,134
Suzuki Motor Corp.	2,287	104,643
Takeda Pharmaceutical Co. Ltd.	7,903	303,502
The Monogatari Corp.	200	16,062
TKC Corp.	600	29,707
Tokio Marine Holdings, Inc.	6,316	342,840
Tokyo Electron Ltd.	721	158,581
Toyota Motor Corp.	12,329	857,207
USS Co. Ltd.	19,500	353,918
Welcia Holdings Co. Ltd.	500	27,457
Workman Co. Ltd.	500	40,292
Yamada Consulting Group Co. Ltd.	900	12,289
Yamato Kogyo Co. Ltd.	500	12,113

TOTAL JAPAN		11,711,518

Kenya - 0.1%
Safaricom Ltd.	413,947	125,670
Korea (South) - 3.2%
BGF Retail Co. Ltd.	677	92,857
Leeno Industrial, Inc.	239	16,115
Samsung Electronics Co. Ltd.	44,325	2,046,570
Shinhan Financial Group Co. Ltd.	16,139	524,840

TOTAL KOREA (SOUTH)		2,680,382

Mexico - 0.8%
CEMEX S.A.B. de CV sponsored ADR	84,184	340,103
Consorcio ARA S.A.B. de CV	28,014	6,168
Grupo Financiero Banorte S.A.B. de CV Series O	55,296	339,727

TOTAL MEXICO		685,998

Netherlands - 2.4%
Aalberts Industries NV	2,101	92,086
AerCap Holdings NV (b)	3,430	194,172
ASML Holding NV (Netherlands)	3,925	1,101,502
ING Groep NV (Certificaten Van Aandelen)	24,214	262,897
Koninklijke Philips Electronics NV	4,469	204,669
Prosus NV (b)	1,554	112,422
Takeaway.com Holding BV (a)(b)	298	28,125

TOTAL NETHERLANDS		1,995,873

New Zealand - 0.2%
Auckland International Airport Ltd.	23,595	131,333
Norway - 0.4%
Adevinta ASA Class B	11,025	134,487
Kongsberg Gruppen ASA	3,360	52,238
Schibsted ASA (B Shares)	4,665	132,881
Skandiabanken ASA (a)	2,378	18,123

TOTAL NORWAY		337,729

Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	23,103	298,722
Philippines - 0.0%
Jollibee Food Corp.	5,300	19,809
Portugal - 0.2%
Galp Energia SGPS SA Class B	8,921	134,801
Russia - 1.8%
Lukoil PJSC sponsored ADR	5,312	541,824
MMC Norilsk Nickel PJSC sponsored ADR	15,425	498,536
Sberbank of Russia sponsored ADR	28,272	452,352

TOTAL RUSSIA		1,492,712

Singapore - 0.7%
CapitaLand Ltd.	117,836	310,518
United Overseas Bank Ltd.	13,373	249,435

TOTAL SINGAPORE		559,953

South Africa - 0.8%
Clicks Group Ltd.	14,206	231,218
Impala Platinum Holdings Ltd. (b)	30,349	286,130
Naspers Ltd. Class N	919	149,059

TOTAL SOUTH AFRICA		666,407

Spain - 1.7%
Amadeus IT Holding SA Class A	7,204	565,823
Banco Santander SA (Spain)	140,841	555,040
Cellnex Telecom SA (a)	3,050	151,947
Masmovil Ibercom SA (b)	59	1,237
Prosegur Compania de Seguridad SA (Reg.)	26,606	104,928
Unicaja Banco SA (a)	57,239	57,228

TOTAL SPAIN		1,436,203

Sweden - 2.7%
Addlife AB	1,552	47,236
AddTech AB (B Shares)	2,423	74,375
ASSA ABLOY AB (B Shares)	26,664	632,905
Atlas Copco AB (A Shares)	11,461	407,157
Epiroc AB Class A	16,757	194,430
Ericsson (B Shares)	31,806	250,072
Fagerhult AB	4,175	25,804
Investor AB (B Shares)	7,129	391,147
Lagercrantz Group AB (B Shares)	3,954	64,484
Loomis AB (B Shares)	3,050	110,697
Saab AB (B Shares)	1,000	32,534

TOTAL SWEDEN		2,230,841

Switzerland - 4.8%
Nestle SA (Reg. S)	13,897	1,532,738
Roche Holding AG (participation certificate)	3,107	1,042,301
Schindler Holding AG:
(participation certificate)	1,392	360,429
(Reg.)	139	34,635
Swiss Life Holding AG	309	155,719
Tecan Group AG	211	59,760
UBS Group AG	22,224	274,911
Zurich Insurance Group Ltd.	1,356	564,108

TOTAL SWITZERLAND		4,024,601

Taiwan - 3.3%
Addcn Technology Co. Ltd.	2,000	15,273
Realtek Semiconductor Corp.	40,223	321,396
Sporton International, Inc.	30,718	200,294
Taiwan Semiconductor Manufacturing Co. Ltd.	161,000	1,651,459
Unified-President Enterprises Corp.	80,537	190,822
Yageo Corp.	28,362	353,809

TOTAL TAIWAN		2,733,053

United Kingdom - 8.2%
Alliance Pharma PLC	28,370	32,555
Anglo American PLC (United Kingdom)	9,400	246,467
Ascential PLC (a)	5,225	25,197
AstraZeneca PLC (United Kingdom)	3,092	302,483
Aviva PLC	40,665	213,105
Avon Rubber PLC	2,014	66,354
BAE Systems PLC	13,246	110,113
Beazley PLC	13,409	95,881
BHP Billiton PLC	34,317	746,965
Bodycote PLC	2,169	24,532
BP PLC	131,528	791,813
British American Tobacco PLC (United Kingdom)	4,983	219,725
Dechra Pharmaceuticals PLC	2,134	80,142
DP Poland PLC (b)	29,059	2,974
Elementis PLC	35,934	60,690
Great Portland Estates PLC	2,296	28,233
Hilton Food Group PLC	368	5,132
Howden Joinery Group PLC	3,473	31,571
Imperial Brands PLC	7,300	188,050
Informa PLC	30,976	316,923
InterContinental Hotel Group PLC ADR	6,726	412,909
ITE Group PLC	30,415	39,480
Lloyds Banking Group PLC	603,965	450,881
London Stock Exchange Group PLC	2,385	246,468
Network International Holdings PLC (a)	4,789	38,449
Prudential PLC	18,650	331,604
Rightmove PLC	23,440	203,606
Royal Dutch Shell PLC Class B sponsored ADR	7,016	373,812
RSA Insurance Group PLC	24,180	175,741
Shaftesbury PLC	1,355	16,086
Spectris PLC	8,609	300,802
Spirax-Sarco Engineering PLC	1,094	128,861
Standard Chartered PLC (United Kingdom)	38,467	320,521
Standard Life PLC	50,937	202,796
Ultra Electronics Holdings PLC	1,177	35,094

TOTAL UNITED KINGDOM		6,866,015

United States of America - 6.9%
Alphabet, Inc. Class A (b)	159	227,812
Aspen Technology, Inc. (b)	863	102,680
Autoliv, Inc.	2,378	182,226
Berkshire Hathaway, Inc. Class B (b)	1,276	286,373
Black Knight, Inc. (b)	3,503	234,421
ConocoPhillips Co.	1,980	117,671
Lam Research Corp.	730	217,693
Marsh & McLennan Companies, Inc.	3,683	411,980
Martin Marietta Materials, Inc.	1,116	294,401
MasterCard, Inc. Class A	2,487	785,743
Moody's Corp.	1,472	377,995
Morningstar, Inc.	92	14,434
MSCI, Inc.	1,412	403,550
PayPal Holdings, Inc. (b)	906	103,184
PriceSmart, Inc.	1,144	70,081
ResMed, Inc.	2,568	408,235
S&P Global, Inc.	1,241	364,519
Sherwin-Williams Co.	719	400,476
Visa, Inc. Class A	3,762	748,525

TOTAL UNITED STATES OF AMERICA		5,751,999

TOTAL COMMON STOCKS
(Cost $72,818,951)		80,629,082

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.8%
Itau Unibanco Holding SA	35,746	273,942
Petroleo Brasileiro SA - Petrobras sponsored ADR	25,172	355,177

TOTAL BRAZIL		629,119

Germany - 0.5%
Porsche Automobil Holding SE (Germany)	5,895	397,506
Sartorius AG (non-vtg.)	227	53,019

TOTAL GERMANY		450,525

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,138,122)		1,079,644

Money Market Funds - 1.8%
Fidelity Cash Central Fund 1.58% (c)
(Cost $1,508,944)	1,508,649	1,508,951
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $75,466,017)		83,217,677
NET OTHER ASSETS (LIABILITIES) - 0.3%		279,411
NET ASSETS - 100%		$83,497,088

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $590,356 or 0.7% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,849
Total	$6,849

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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